Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 11 - Leases

The Company entered into following lease agreements with its related parties controlled by the Chairman, CEO and a major shareholder of the Company, to lease warehouse and office spaces. The Company intend to continue these leases for the next three years.

On January 1, 2020, January 1, 2019 and January 1, 2018, the Company entered into a one-year lease agreement with a subsidiary of Longrich Group to rent an office space of 700 square meters at Yangpu District, Shanghai, respectively. The rental payment related to these leases were $95,913, $91,188 and $95,219 for the years ended December 31, 2020, 2019 and 2018, respectively. On December 31, 2020, the Company renewed this lease agreement for another year at the same price with fiscal year 2020.

On January 1, 2020, January 1, 2019 and January 1, 2018, the Company entered into the second one-year operating lease agreement with a subsidiary of Longrich Group to rent a warehouse space with 500 square meters at Jiangsu Diye Industrial District, respectively. The rental payment related to these leases were $20,299, $14,280 and $13,210 for the years ended December 31, 2020, 2019 and 2018, respectively. On December 31, 2020, the Company entered into another lease agreement for fiscal year 2021 and the leased space is increased to 6,440 square meters with annual rent of approximately $276,000.

On January 1, 2020 and January 1, 2019, the Company entered into the third one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 1,097 square meters at Longrich Industrial District, respectively. The rental payment related to this lease were $83,505 and $83,361 for the years ended December 31, 2020 and 2019, respectively. On December 31, 2020, the Company renewed this lease agreement for another year with annual rent of approximately $77,000.

On January 1, 2020, the Company entered into the fourth one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 404 square meters in Changshu City, Jiangsu Province. The rental payment related to this lease were $32,261 for the years ended December 31, 2020. On December 31, 2020, the Company entered into another lease agreement for fiscal year 2021 and the leased space is increased to 5,976 square meters with annual rent of approximately $420,000.

Balance sheet information related to the operating lease is as follows:

December 31, 2020
Operating lease assets:
Operating lease right of use asset – related party	$3,674,255
Total operating lease assets	3,674,255

Operating lease obligations:
Current operating lease liabilities	721,003
Non-current operating lease liabilities	2,967,193
Total operating lease obligations	$3,688,196

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

December 31, 2020
Weighted-average remaining lease term	4 years

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2020:

12 months ending December 31,
2021	$873,872
2022	961,259
2023	1,057,385
2024	1,163,124
Total lease payments	4,055,640
Less: imputed interest	(367,444)
Total lease liabilities	$3,688,196